Schedule of related party balances (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Total, net	$ 16,968,871	$ 10,965,822
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	17,992,929	11,592,567
Due to related parties	$ (1,024,058)	$ (626,745)